Other Current Assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other current assets

6. Other current assets

Other current assets consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Value-added tax recoverable, current	5,384,032	6,325,179
Deposits	2,243,087	2,369,519
Others	1,430,653	493,938
Total	9,057,772	9,188,636